                                                    Registration Nos. 33-70116
                                                                      811-8036

      As filed with the Securities and Exchange Commission on January 29, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
                               -----------------------
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/
                           Pre-Effective Amendment No.                     / /

                           Post-Effective Amendment No. 13                 /X/
                              and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                                   Amendment No. 15                        /X/
                         (Check appropriate box or boxes)

                         THE OFFITBANK INVESTMENT FUND, INC.
                  (Exact name of Registrant as specified in charter)

                                  3435 Stelzer Road
                                Columbus, Ohio  43219
                (Address of Principal Executive Offices with Zip Code)
                     -------------------------------------------

          Registrant's Telephone Number, including Area Code: (800) 845-8406
                     -------------------------------------------

                             Stephen B. Wells, Esq.
                                  OFFITBANK
                              520 Madison Avenue
                           New York, New York 10022

                       (Name and Address of Agent for Service)
                     -------------------------------------------

                                   with a copy to:
                                Gary S. Schpero, Esq.
                              Simpson Thacher & Bartlett
                                 425 Lexington Avenue
                            New York, New York  10017-3954

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

            X       immediately upon filing pursuant to paragraph (b)
          -----
                    on (date) pursuant to paragraph (b)
          -----
                    on (date) pursuant to paragraph (a)(i)
          -----
                    75 days after filing pursuant to paragraph (a)(ii)
          -----
                    on (date) pursuant to paragraph (a)(ii) of rule 485
          -----
                    60 days after filing pursuant to paragraph (a)(i)
          -----

If appropriate, check the following box:
                    this post-effective amendment designates a new effective
          -----
                    date for a previously filed post-effective amendment

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously filed a declaration of registration of an indefinite number of shares of Capital Stock, $.001 par value per share, of all series of the Registrant, now existing or hereafter created. Registrant's 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 26, 1997. The Registrant intends to file its 24f-2 Notice for the fiscal year ended December 31, 1997 on or before March 31, 1998.

                         THE OFFITBANK INVESTMENT FUND, INC.
                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)
                           UNDER THE SECURITIES ACT OF 1933

N-1A ITEM NO.                                LOCATION
-------------                                --------

PART A                                       PROSPECTUS CAPTION
------                                       ------------------

Item 1.   Cover Page                         Cover Page

Item 2.   Synopsis                           Prospectus Summary; Expense
                                             Information

Item 3.   Condensed Financial                Financial Highlights
          Information

Item 4.   General Description of
          Registrant                         Prospectus Summary; Investment
                                             Objectives and Policies; Other
                                             Investment Policies and Risks;
                                             Special Risk Considerations; The
                                             Transfer; Limiting Investment
                                             Risks; Additional Information;
                                             Appendix A; Appendix B

Item 5.   Management of the Fund             Management; Fund Expenses

Item 5A.  Management's Discussion of
          Fund Performance                   Not Applicable

Item 6.   Capital Stock and Other            Dividends and Distributions;
          Securities                         Taxes;Additional Information;
                                             Reports to Shareholders


Item 7.   Purchase of Securities
          Being Offered                      Management of shares; Shareholder
                                             Services


Item 8.   Redemption or Repurchase           Redemption of Shares; Shareholder
                                             Services

Item 9.   Pending Legal Proceedings          Not Applicable

                                             STATEMENT OF ADDITIONAL
PART B                                       INFORMATION CAPTION
------                                       -----------------------

Item 10.  Cover Page                         Cover Page

Item 11.  Table of Contents                  Table of Contents

Item 12.  General Information and
          History                            Not Applicable

Item 13.  Investment Objectives and
          Policies                           Additional Information on Portfolio
                                             Instruments and Techniques;
                                             Additional Risk Considerations;
                                             Investment Limitations

Item 14.  Management of the Registrant       Management of the Fund

Item 15.  Control Persons and Principal
          Holders of Securities              General Information

Item 16.  Investment Advisory and
          Other Services                     Management of the Fund

Item 17.  Brokerage Allocation               Portfolio Transactions

Item 18.  Capital Stock and Other
          Securities                         General Information

Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered                      Management; Purchase of Shares;
                                             Redemption of Shares; Shareholder
                                             Services

Item 20.  Tax Status                         Additional Information Concerning
                                             Taxes

Item 21.  Underwriters                       Distributor

Item 22.  Calculation of Performance
          Data                               Performance Information

Item 23.  Financial Statements               Report of Independent Accountants;
                                             Financial Information

PART C
------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                        PART A

                                  PRELIMINARY NOTE


The Registrant's Prospectus dated May 1, 1997, as supplemented August 29, 1997 and October 20, 1997, to which the interim financial statements contained herein are added by Post-Effective Amendment No. 13, is incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                         THE OFFITBANK INVESTMENT FUND, INC.

                           U.S. GOVERNMENT SECURITIES FUND
                               MORTGAGE SECURITIES FUND

                          Supplement Dated January 29, 1998
         to the Prospectus Dated May 1, 1997 as Supplemented August 29, 1997
                                 and October 20, 1997

                                FINANCIAL HIGHLIGHTS
                                     (UNAUDITED)

The table below of Financial Highlights (unaudited) sets forth per-share data for a share of capital stock outstanding for the U.S. Government Securities Fund and Mortgage Securities Fund (the "Funds"), portfolios of The OFFITBANK Investment Fund, Inc. (the "Company"), for the period ended December 31, 1997. Financial highlights are not presented for the Advisor Shares since no such shares were outstanding during the period presented. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus and the related financial statements and notes thereto appearing in the Funds' Statement of Additional Information covering the period ended December 31, 1997. The Statement of Additional Information may be obtained from the Company free of charge by calling (800) 618-9510.




SELECTED RATIOS AND DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGH THE PERIOD:
--------------------------------------------------------------------------------

                                                      MORTGAGE             U.S. GOVERNMENT
                                                  SECURITIES FUND          SECURITIES FUND
                                                  (SELECT SHARES)          (SELECT SHARES)
                                               ---------------------    ---------------------
                                                FOR THE PERIOD FROM      FOR THE PERIOD FROM
                                               JULY 1, 1997* THROUGH    JULY 1, 1997* THROUGH
                                                 DECEMBER 31, 1997        DECEMBER 31, 1997
                                               ---------------------    ---------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD. . . .               $ 10.00                   $10.00
                                                       -----------              -----------
    Net investment income . . . . . . . . .                  0.29                     0.27
    Net realized and unrealized gains . . .                  0.22                     0.19
                                                       -----------              -----------
    Total from investment operations. . . .                  0.51                     0.46
                                                       -----------              -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income . . . . . . . . .                 (0.30)                   (0.28)
    Realized gains. . . . . . . . . . . . .                 (0.04)                   (0.01)
                                                       -----------              -----------
NET ASSET VALUE, END OF PERIOD. . . . . . .               $ 10.17                   $10.17
                                                       -----------              -----------
                                                       -----------              -----------
TOTAL INVESTMENT RETURN**:. . . . . . . . .                  5.10%                    4.71%
RATIOS/ SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)              $17,037                   $3,955
Ratios to average net assets:
    Expenses. . . . . . . . . . . . . . . .                  0.50%(1) (2)             0.50%(1) (2)
    Net investment income . . . . . . . . .                  5.80%(1)                 5.32%(1)
PORTFOLIO TURNOVER RATE . . . . . . . . . .                    80%                     153%


 *   Commencement of operations.
** Not annualized. Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(1)  Annualized.
(2) During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.

                                        PART B

                                   PRELIMINARY NOTE


The Registrant's Statement of Additional Information dated May 1, 1997, as supplemented August 29, 1997 and October 20, 1997, to which the interim financial statements contained herein are added by Post-Effective Amendment No. 13, is incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                         THE OFFITBANK INVESTMENT FUND, INC.

                          SUPPLEMENT DATED JANUARY 29, 1998
              TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                 AS SUPPLEMENTED AUGUST 29, 1997 AND OCTOBER 20, 1997

   This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.


PLEASE NOTE, THE FOLLOWING REVISIONS REGARDING THE "PERFORMANCE CALCULATIONS" SECTION ON PAGES 50 THROUGH 52 OF THE STATEMENT OF ADDITIONAL INFORMATION:

TOTAL RETURN (Pages 50 through 52):

   The following tables for the U.S. Government Securities Fund and Mortgage Securities Fund, respectively, sets forth the aggregate total return for each class of shares for each Fund for the period ended December 31, 1997.

                                             U.S. Government Securities Fund
                                             --------------------------------
                                             Select                   Advisor
                                             Shares                   Shares*
                                             ------                   -------
Since inception (July 1, 1997) . . . . .     4.71%                    4.71%


                                                 Mortgage Securities Fund
                                            --------------------------------
                                            Select                   Advisor
                                            Shares                   Shares*
                                            ------                   -------
Since inception (July 1, 1997) . . . . .     5.10%                    5.10%

----------
* The return figures do not reflect the distribution and service fees currently paid with respect to the Advisor Shares of the Fund. At December 31, 1997, no Advisor Shares for the U.S. Government Securities Fund or Mortgage Securities Fund had been issued to the public.

   The 30-day yield for the Select Shares of the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997, were 5.71% and 6.01%, respectively.


PLEASE NOTE, THE FOLLOWING REVISIONS REGARDING THE "GENERAL INFORMATION" SECTION ON PAGES 56 THROUGH 59 OF THE STATEMENT OF ADDITIONAL INFORMATION:

CERTAIN OWNERS OF SHARES OF THE COMPANY (This section on Pages 57 through 59 now reads as follows):

   As of January 5, 1998, to the knowledge of the Administrator, the Officers and the Directors of the Company, as a group, own less than 1% of the outstanding voting shares of each Fund. As of January 5, 1998, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of shares of a Fund of the Company:

High Yield Fund (Advisor Shares)                 Shares Owned      Percentage
--------------------------------                 ------------      ----------
Donaldson Lufkin & Jenrette Securities Corp         1,446.480           100% (1)
One Pershing Plaza
Jersey City, New Jersey  07399

Emerging Markets Fund (Select Shares)            Shares Owned      Percentage
-------------------------------------            ------------      ----------
GAF Corporation Master Retirement Trust         1,362,954.325          6.46%
34 Exchange Place
Jersey City, New Jersey  07302

Mall Investment LP                              2,589,588.629         12.27%
215 Keo Way
Des Moines, IA 50309

Latin America Equity Fund (Select Shares)         Shares Owned     Percentage
-----------------------------------------         ------------     ----------
Stephen Knight Pond Revocable Trust                199,666.727         5.12%
900 Rockford Road
High Point, N.C.  27262

The Noyce Foundation                               230,675.244         5.92%
450 Sheridan
Palo Alto, CA 94304

Taube Family Trust                                 300,768.889         7.72%
1050 Ralston Avenue
Belmont, CA 94002

Lighthouse Inc.                                    344,844.397         8.85%
111 East 59th Street
New York, N.Y. 10022

Latin America Equity Fund (Adviser Shares)        Shares Owned     Percentage
------------------------------------------        ------------     ----------
Donaldson Lufkin & Jenrette Securities Corp          1,276.817          100% (1)
One Pershing Plaza
Jersey City, New Jersey  07399

Investment Grade Global Debt Fund (Select Shares) Shares Owned     Percentage
------------------------------------------------- ------------     ----------
BISYS Fund Services                                      3,200          100% (2)
3435 Stelzer Road
Columbus, OH 43219

U.S. Government Securities Fund (Select Shares)   Shares Owned     Percentage
-----------------------------------------------   ------------     ----------
Sonia Grinberg                                      19,665.683         5.02%
101 Central Park West
New York, N.Y.  10023

Roger Blumencranz IRA Rollover                      23,095.159         5.90%
465 East Shore Boulevard
Kings Point, N.Y.  11024

Burton Resnick                                      24,847.557         6.35%
110 East 59th Street
New York, N.Y.  10022

Cole & Deitz Retirement Trust                       30,072.209         7.68%
52 Longview Road
Port Washington, N.Y.  11050

Light & Co                                          41,072.036        10.49%
P.O. Box  1596
Baltimore, Maryland  21203

Real Estate Board of New York, Inc.                 55,175.440        14.10%
12 East 41st Street
New York, N.Y.  10017

Zenkel Foundation                                   67,062.765        17.14%
15 West 53 Street
New York, N.Y.  10019

City Parks Foundations, Inc.                        77,590.270        19.83%
830 Fifth Avenue
New York, N.Y.  10021

Mortgage Securities Fund (Select Shares)          Shares Owned     Percentage
----------------------------------------          ------------     ----------
Ellen Liman IRA Rollover                            89,310.180         5.30%
1060 Fifth Avenue
New York, N.Y.  10028

Wise Metals Co. Inc.                               137,214.597         8.14%
800 Central Avenue
Linthioum, Maryland  21090

City Parks Foundations, Inc.                       152,776.245         9.06%
830 Fifth Avenue
New York, N. Y.  10021

Gladys Cole IRA Rollover                           194,732.456        11.56%
1211 Avenue of Americas
New York, N.Y.  10036

Danielle Rich Trust                                256,868.115        15.24%
36 South Charles Street
Baltimore, Maryland  21201

Ilona Rich Trust                                   256,868.115        15.24%
36 South Charles Street
Baltimore, Maryland  21201

California Municipal Fund (Select Shares)         Shares Owned     Percentage
-----------------------------------------         ------------     ----------
Adam Wetsman                                        37,536.748         7.00%
2019 San Ysidro Drive
Beverly Hills, California  90210

Dennis Lavinthal                                    56,222.057        10.48%
14958 Venture Boulevard
Sherman Oaks, California  91403

John Calley and Margaret Calley                     98,686.032        18.40%
350 Park Avenue
New York, New York  10022

Elisa Zaffaroni Trust                              103,453.649        19.29%
950 Page Mill Road
Palo Alto, California  94304

OFFITBANK Capital                                  212,773.921        39.69% (2)
520 Madison Avenue
New York, NY 10022

New York Municipal Fund (Select Shares)           Shares Owned     Percentage
---------------------------------------           ------------     ----------
Sylvia Slifka                                      207,824.574         5.20%
870 Fifth Avenue
New York, N.Y. 10021

Lawrence Weinbach and Patricia Weinbach            400,455.817        10.03%
136 East 79th Street
New York, N.Y. 10021

OFFITBANK Capital                                  656,067.124        16.43%
520 Madison Avenue
New York, N.Y. 10022

National Municipal Fund (Select Shares)           Shares Owned     Percentage
---------------------------------------           ------------     ----------
Nancy Zeckendorf                                    74,519.632        26.99% (2)
502 Park Avenue
New York, N.Y.  10022

OFFITBANK CAPITAL                                  201,560.181        73.00% (2)
520 Madison Avenue
New York, N.Y.  10022

(1) Disclaims beneficial ownership.
(2) Accountholder may be deemed to have "control" as defined under the Securities Act of 1933.

FINANCIAL INFORMATION (This section on Pages 59 now reads as follows):

   The audited financial statements and independent accountant's report thereto of the Company for the fiscal year ended December 31, 1996 are incorporated herein by reference to those contained in the Annual Report for the year ended December 31, 1996 filed with the Securities and Exchange Commission (the "Commission"). The unaudited financial statements of the California Municipal Fund for the period ended June 30, 1997 are incorporated by reference to those contained in the Semi-Annual Report for the 6 month period ended June 30, 1997 filed with the Commission. The unaudited financial statements of the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997 are included herein.

OFFITBANK
U.S. GOVERNMENT SECURITIES FUND(UNAUDITED)
Schedule of Portfolio Investments
December 31, 1997


                                                                    SHARES
                                                                      OR
                                                                  PRINCIPAL        MARKET
                                                                    AMOUNT         VALUE
                                                                    ------         -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (13.9%)
Federal National Mortgage Assoc., Discount Notes, 01/05/98          550,000    $   549,559
                                                                               -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $549,647)                        549,559
                                                                               -----------
U.S. TREASURY NOTES  (81.9%)
Notes, 5.625%, 02/28/01                                             685,000        683,075
Notes, 6.50%, 08/31/01                                              695,000        712,153
Notes, 5.75%, 08/15/03                                              500,000        500,115
Notes, 7.50%, 02/15/05                                              630,000        692,446
Notes, 7.00%, 07/15/06                                              605,000        652,928
                                                                               -----------
TOTAL U.S. TREASURY NOTES (COST $3,210,136)                                      3,240,717
                                                                               -----------
BANK SWEEP ACCOUNT  (2.9%)
Bank of New York Cash Reserve MM Sweep                              113,412        113,412
                                                                               -----------
TOTAL BANK SWEEP ACCOUNT (COST $113,412)                                           113,412
                                                                               -----------

TOTAL INVESTMENTS (COST $3,873,195) (a)   -   98.7%                              3,903,688
OTHER ASSETS IN EXCESS OF LIABILITIES   1.3%                                        50,988
                                                                               -----------
TOTAL NET ASSETS   -   100.0%                                                  $ 3,954,676
                                                                               -----------
                                                                               -----------


----------------
Percentages indicated are based on net assets of $3,954,676.

                         THE OFFITBANK INVESTMENT FUND, INC.
         STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997 (UNAUDITED)
                           U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


ASSETS:
     Investments, at market value (cost $3,873,195)                             $3,903,688
     Interest and dividends receivable                                              76,948
     Unamortized organization expense                                               19,400
                                                                                ----------
          Total Assets                                                                         $4,000,036

LIABILITIES:
     Dividends payable                                                              19,097
     Payable to Adviser                                                              1,540
     Fund accounting fees payable                                                    2,271
     Transfer agent fees payable                                                       113
     Audit fees payable                                                             19,700
     Other payables and accrued expenses                                             2,639
                                                                                ----------
          Total Liabilities                                                                        45,360
                                                                                               ----------
NET ASSETS                                                                                     $3,954,676
                                                                                               ----------
                                                                                               ----------

Net Assets consist of:
     Shares of capital stock, $0.001 par value per share, 388,932 issued
        and outstanding                                                         $      389
     Additional paid-in capital                                                  3,919,212
     Accumulated distributions in excess of net investment income                   51,576
     Accumulated net realized gains on investment transactions                       8,522
     Net unrealized appreciation on investments                                     30,493
                                                                                ----------
NET ASSETS                                                                                     $4,010,192
                                                                                               ----------
                                                                                               ----------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                      $    10.31
                                                                                               ----------




       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                           U.S. GOVERNMENT SECURITIES FUND
             For the period from July 1, 1997* through December 31, 1997
--------------------------------------------------------------------------------



INVESTMENT INCOME:
     Interest                                                                      $59,760
     Dividend                                                                          958
                                                                                   -------
          Total Income                                                                            $60,718

EXPENSES:
     Advisory                                                                        3,596
     Administration                                                                  1,541
     Fund accounting                                                                15,049
     Transfer agent                                                                    230
     Audit                                                                          19,700
     Registration and filing                                                         2,749
     Amortization of organization expenses                                           2,183
     Miscellaneous                                                                   1,626
                                                                                   -------
          Total expenses before waivers/ reimbursements                                            46,674
          Less expenses waived/ reimbursed                                                        (41,472)
                                                                                                  -------
          Net expenses                                                                              5,202
                                                                                                  -------
NET INVESTMENT INCOME                                                                              55,516
                                                                                                  -------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
     Net realized gains on investment transactions                                  13,802
     Net change in unrealized appreciation on investments                           30,493
                                                                                   -------
          Net realized and unrealized gains on investments                                         44,295
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $99,811
                                                                                                  -------
                                                                                                  -------


*    Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                           U.S. GOVERNMENT SECURITIES FUND

                                                        For the period from
                                                       July 1, 1997* through
                                                         December 31, 1997
--------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
  OPERATIONS:
     Net investment income                                       $   55,516
     Net realized gains on investment transactions                   13,802
     Net change in unrealized appreciation of investments            30,493
                                                                 ----------
  Net increase in net assets resulting from operations               99,811

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                          (55,516)
     Excess of net investement income                                (3,940)
     Realized gains                                                  (5,280)
                                                                 ----------
  Net decrease in net assets from shareholder distributions         (64,736)

  CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                  3,943,065
     Dividends reinvested                                            45,655
     Cost of shares redeemed                                        (69,119)
                                                                 ----------
  Net increase in net assets from capital share transactions      3,919,601
                                                                 ----------

  Total increase in net assets                                    3,954,676

  NET ASSETS:
     Beginning of period                                                 -
                                                                 ----------
     End of period                                               $3,954,676
                                                                 ----------
                                                                 ----------

    *   Commencement of operations



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                           FINANCIAL HIGHLIGHTS (UNAUDITED)
                           U.S. GOVERNMENT SECURITIES FUND

                                                       For the period from
                                                      July 1, 1997* through
                                                        December 31, 1997
--------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.00
                                                                   --------
  Income from Investment Operations:
     Net investment income                                             0.25
     Net realized and unrealized gains
       on investment transactions                                      0.21
                                                                   --------
  Total income from investment operations                              0.46
                                                                   --------

  Less Dividends from:
       Net investment income                                          (0.26)
       Excess of net investment income                                (0.02)
       Realized gains                                                 (0.01)
                                                                   --------
  Net change in net asset value per share                              0.17
                                                                   --------

  NET ASSET VALUE, END OF PERIOD                                   $  10.17
                                                                   --------
                                                                   --------
  TOTAL RETURN (a)                                                    4.71% (b)
  RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of year (in thousands)                         $  3,955
  Ratios to average net assets:
     Expenses**                                                        0.50% (c)
     Net investment income                                             5.32% (c)
  Portfolio turnover rate                                               153%


----------------------------------------------------------------
 *    Commencement of operations.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
 (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
 (b)  Not annualized.
 (c)  Annualized.



       The accompanying notes are an integral part of the financial statements.

OFFITBANK
MORTGAGE SECURITIES FUND (UNAUDITED)
Schedule of Portfolio Investments
December 31, 1997


                                                                             SHARES
                                                                               OR
                                                                           PRINCIPAL        MARKET
                                                                             AMOUNT          VALUE
                                                                              ------          -----
CORPORATE BONDS  (5.3%)
Danske Kredit, 8.00%, 10/01/26                                             1,900,000    $   285,199
NYKredit Mortgage, 8.00%, 10/01/26                                         2,080,000        312,432
Unikredit Realkredit, 8.00%, 10/01/26                                      2,073,000        311,379
                                                                                        -----------
TOTAL CORPORATE BONDS (COST $950,944)                                                       909,010
                                                                                        -----------
FEDERAL HOME LOAN BANKS  (2.7%)
Federal Home Loan Bank, Discount Note, 01/02/98                              465,000        464,851
                                                                                        -----------
TOTAL FEDERAL HOME LOAN BANKS (COST $464,926)                                               464,851
                                                                                        -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION  (27.5%)
Federal Home Loan Mortgage Corp., 7.00%, 07/01/12, Gold Pool#E00497          312,251        317,016
Federal Home Loan Mortgage Corp., 7.00%, 08/01/12, #E67369                   986,280      1,001,360
Federal Home Loan Mortgage Corp., 7.00%, 09/01/12, #E67493                   993,870      1,009,076
Federal Home Loan Mortgage Corp., 6.00%, 02/01/26, Gold Pool#D68418          445,331        430,078
Federal Home Loan Mortgage Corp., 6.00%, 03/01/26, Gold Pool#D69408          476,563        459,873
Federal Home Loan Mortgage Corp., 6.00%, 03/01/26, Gold Pool#D69088          477,859        461,755
Federal Home Loan Mortgage Corp., 6.00%, 05/01/26, Gold Pool#D71231           50,997         49,326
Federal Home Loan Mortgage Corp., 6.00%, 10/01/27                            324,054        312,521
Federal Home Loan Mortgage Corp., 6.00%, 12/01/27                            685,945        652,720
                                                                                        -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $4,643,660)                            4,693,725
                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (37.9%)
Federal National Mortgage Assoc., Discount Notes, 01/05/98                   935,000        934,251
Federal National Mortgage Assoc., 6.50%, 11/01/03                            147,693        148,014
Federal National Mortgage Assoc., 6.50%, 01/01/04                            439,568        440,522
Federal National Mortgage Assoc., 6.50%, 12/01/04                            198,000        198,416
Federal National Mortgage Assoc., 6.50%, 09/01/04                            302,382        303,042
Federal National Mortgage Assoc., 6.50%, 10/01/04                            408,337        409,227
Federal National Mortgage Assoc., 7.50%, 07/01/12, Pool#370718               288,554        296,007
Federal National Mortgage Assoc., 6.50%, 05/01/26, Pool#345964               192,042        189,697
Federal National Mortgage Assoc., 7.00%, 02/01/27, Pool 369025               677,089        681,951
Federal National Mortgage Assoc., 6.50%, 08/01/27, Pool#378287               503,092        496,658
Federal National Mortgage Assoc., 7.00%, 10/01/27, Pool 376790               997,936      1,005,100
Federal National Mortgage Assoc., 7.00%, 10/01/27, Pool 397741               330,403        332,775
Federal National Mortgage Assoc., 7.00%, 12/01/97                             29,042         29,160
Federal National Mortgage Assoc., 7.00%, 12/01/27                            965,542        969,465
                                                                                        -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $6,392,891)                             6,434,285
                                                                                        -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (12.0%)
Government National Mortgage Assoc., 9.00%, 10/15/27, Pool # 452816          487,768        521,521
Government National Mortgage Assoc. II, ARM, 6.00%, 10/20/27, Pool         1,008,330      1,017,778
#80122
Government National Mortgage Assoc. II, ARM, 6.00% 11/20/27                  495,000        499,639
                                                                                        -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $2,030,864)                          2,038,938
                                                                                        -----------
U.S. TREASURY NOTES  (13.6%)
Notes, 7.00%, 07/15/06                                                     2,150,000      2,320,323
                                                                                        -----------
TOTAL U.S. TREASURY NOTES (COST $2,299,148)                                               2,320,323
                                                                                        -----------
BANK SWEEP ACCOUNT  (0.5%)
Bank of New York Cash Reserve MM Sweep                                        87,263         87,263
                                                                                        -----------
TOTAL BANK SWEEP ACCOUNT (COST $87,263)                                                      87,263
                                                                                        -----------

TOTAL INVESTMENTS (COST $16,869,697) (A)   -   99.5%                                     16,948,395


OTHER ASSETS IN EXCESS OF LIABILITIES   0.5%                                                 89,024
                                                                                        -----------
TOTAL NET ASSETS   -   100.0%                                                           $17,037,419
                                                                                        -----------
                                                                                        -----------


________________
Percentages indicated are based on net assets of $17,037,419.

                         THE OFFITBANK INVESTMENT FUND, INC.
         STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997 (UNAUDITED)
                               MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


Assets:
     Investments, at market value (cost $16,869,697)                                $16,948,395
     Interest and dividends receivable                                                  150,197
     Receivable for forward currency contracts                                           25,307
     Receivable from Adviser                                                              7,388
     Unamortized organization expenses                                                   19,400
     Unrealized appreciation on forward currency contracts                                3,716
     Foreign tax reclaim receivable                                                         987
     Prepaid expenses and other assets                                                      348
                                                                                    -----------
          Total Assets                                                                             $17,155,738

Liabilities:
     Dividends payable                                                                   89,913
     Fund accounting fees payable                                                         1,525
     Transfer agent fees payable                                                            370
     Audit fees payable                                                                  19,700
     Registration and filing fees payable                                                 5,463
     Other payables and accrued expenses                                                  1,348
                                                                                    -----------
          Total Liabilities                                                                            118,319
                                                                                                   -----------
Net Assets                                                                                         $17,037,419
                                                                                                   -----------
                                                                                                   -----------

Net Assets consist of:
     Shares of capital stock, $0.001 par value per share, 1,675,581 issued
     and outstanding                                                                $     1,676
     Additional paid-in capital                                                      16,908,007
     Accumulated distributions in excess of net investment income                       (13,631)
     Accumulated net realized gains on investment transactions                           59,242
     Net unrealized appreciation of investments and foreign currency translations        82,125
                                                                                    -----------
Net Assets                                                                                         $17,037,419
                                                                                                   -----------
                                                                                                   -----------
Net Asset Value (offering and redemption price per share)                                          $     10.17
                                                                                                   -----------
                                                                                                   -----------




       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                               MORTGAGE SECURITIES FUND
             For the period from July 1, 1997* through December 31, 1997
--------------------------------------------------------------------------------



INVESTMENT INCOME:
     Interest                                                                          $359,692
     Dividend                                                                             4,975
                                                                                       --------
          Total Income                                                                                $364,667

EXPENSES:
     Advisory                                                                            20,098
     Administration                                                                       8,613
     Fund accounting                                                                     15,050
     Transfer agent                                                                         634
     Audit                                                                               19,717
     Registration and filing                                                              7,053
     Custodian                                                                            3,603
     Amortization of organization expenses                                                2,183
     Miscellaneous                                                                        1,904
                                                                                       --------
          Total expenses before waivers/ reimbursements                                                 78,855
          Less expenses waived/ reimbursed                                                             (50,010)
                                                                                                      --------
          Net expenses                                                                                  28,845
                                                                                                      --------
NET INVESTMENT INCOME                                                                                  335,822
                                                                                                      --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
     Net realized gains on investment transactions                                      116,935
     Net realized gains on foreign currency transactions                                    671
     Net change in unrealized appreciation on investments                                78,698
     Net change in unrealized appreciation on foreign currency translations               3,427
                                                                                       --------
          NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                             199,731
                                                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $535,553
                                                                                                      --------
                                                                                                      --------


* Commencement of operations.

       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                   STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
                               MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


                                                                                           FOR THE PERIOD FROM
                                                                                          JULY 1, 1997* THROUGH
                                                                                            DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
  OPERATIONS:
     Net investment income                                                                    $   335,822
     Net realized gains on investment and foreign currency transactions                           117,606
     Net change in unrealized appreciation of investment and foreign currency transactions         82,125
                                                                                              -----------
  Net increase in net assets resulting from operations                                            535,553

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                       (335,822)
     Excess of net investment income                                                              (13,631)
     Realized gains                                                                               (58,364)
                                                                                              -----------
  Net decrease in net assets from shareholder distributions                                      (407,817)

  CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                                               16,626,836
     Dividends reinvested                                                                         307,847
     Cost of shares redeemed                                                                      (25,000)
                                                                                              -----------
  Net increase in net assets from capital share transactions                                   16,909,683
                                                                                              -----------

  Total increase in net assets                                                                 17,037,419

  NET ASSETS:
     Beginning of period                                                                                0
                                                                                              -----------
     End of period                                                                            $17,037,419
                                                                                              -----------
                                                                                              -----------


     *   Commencement of operations



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                           FINANCIAL HIGHLIGHTS (UNAUDITED)
                               MORTGAGE SECURITIES FUND


                                                            FOR THE PERIOD FROM
                                                           JULY 1, 1997* THROUGH
                                                             DECEMBER 31, 1997
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.00
                                                                   --------
  Income from Investment Operations:
     Net investment income                                             0.28
     Net realized and unrealized gains
       on investment transactions                                      0.23
                                                                   --------
  Total income from investment operations                              0.51
                                                                   --------
  Less Dividends from:
       Net investment income                                          (0.29)
       Excess of net investment income                                (0.01)
       Realized gains                                                 (0.04)
                                                                   --------

  Net change in net asset value per share                              0.17
                                                                   --------

  NET ASSET VALUE, END OF PERIOD                                   $  10.17
                                                                   --------
                                                                   --------
  TOTAL RETURN (a)                                                     5.10% (b)

  RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of year (in thousands)                      $ 17,037
  Ratios to average net assets:
     Expenses**                                                        0.50% (c)
     Net investment income                                             5.80% (c)
     Portfolio turnover rate                                             80%

---------------------------------------------
 *    Commencement of operations.
 ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.
 (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
 (b)  Not annualized.
 (c)  Annualized.



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK INVESTMENT FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION


The OFFITBANK Investment Fund, Inc. (the "Company") was incorporated in Maryland on September 8, 1993. The Company is registered under the Investment Company Act of 1940, as amended (the "1940" Act) and operates as a non-diversified, no-load and open-end management investment company. The Company consists of eleven separately managed funds, of which two, OFFITBANK U.S. Government Securities Fund, and OFFITBANK Mortgage Securities Fund (individually, a "Fund", and collectively, the "Funds") are discussed herein. The Funds commenced operations on July 1, 1997.

The U.S. Government Securities Fund seeks to provide shareholders with current income. The Mortgage Securities Fund's investment objective is to maximize total return from a combination of investment income and capital appreciation.

OFFITBANK (the "Adviser") serves as the Funds' investment adviser. BISYS Fund Services, Limited Partnership ("BISYS"), serves as the Funds' administrator. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares. BISYS Fund Services, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. BISYS, the Distributor, and BISYS Fund Services, Inc. are each a wholly-owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

PORTFOLIO VALUATIONS:

Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Fund records securities transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium is accrued daily. Dividend income is recognized on the ex- dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EXPENSES:

The company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios.

                         THE OFFITBANK INVESTMENT FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------

The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS:

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the U.S. Government Securities and the Mortgage Securities Funds' net investment income, if any, are declared daily and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

REPURCHASE AGREEMENTS:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the

                         THE OFFITBANK INVESTMENT FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

Each Fund may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposures to changes in foreign currency exchange rates on their portfolio holdings.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. The Fund bears the market risk which arises from possible changes in foreign exchange values.
Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities.

The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1997 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At December 31, 1997, there were no outstanding forward currency contracts for the U.S. Government Securities Fund. The table below indicates the Mortgage Securities Fund's outstanding forward currency contract positions at December 31, 1997

MORTGAGE SECURITIES FUND


                                                  VALUE ON       VALUE AT        UNREALIZED
                          CONTRACT    MATURITY   ORIGINATION    DECEMBER 31,    APPRECIATION
            CURRENCY      AMOUNTS       DATE        DATE           1997        (DEPRECIATION)
          ------------ ------------ ----------- ------------- --------------- ----------------
Sell          DAK       (6,075,000)    4/1/98    $(893,382)     $(889,666)          $3,716


A purchased option contract gives the Fund the right to sell (puts) or purchase (calls) a specified amount of foreign currency at a fixed price. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Such options are reflected at value in the Fund's portfolio of investments.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with the Adviser. Pursuant to the terms of the Investment Advisory Agreements the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.35%. For the period ended December 31, 1997, the Adviser earned and waived fees of $3,596 and $20,098 for the U.S. Government Securities Fund and Mortgage Securities Fund, respectively.

BISYS provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays BISYS a monthly fee for its services at an annual rate of 0.15% of the aggregate average daily net assets of the Funds. For the period ended December 31, 1997, BISYS earned and waived fees of $1,541 and $8,613, for the U.S. Government Securities Fund and Mortgage Securities Fund, respectively

                         THE OFFITBANK INVESTMENT FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
BISYS Fund Services, Inc., provides the Funds with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services BISYS was paid a fee of $2,500 per month per Fund. For the period ended December 31, 1997, BISYS Fund Services, Inc. earned fees, including reimbursement of out of pocket expenses, of $15,049 and $15,050, for the U.S. Government Securities Fund and Mortgage Securities Fund, respectively.

BISYS Fund Services, Inc., also serves as transfer agent for the Funds and pursuant to a transfer agency agreement with the Company, receives a per account fee of $15.00 per year plus reimbursement of certain expenses. For the period ended December 31, 1997, BISYS Fund Services, Inc. earned fees, including reimbursement of out of pocket expenses, of $230 and $634, for the U.S. Government Securities Fund and Mortgage Securities Fund, respectively.

Shares in each Fund are sold on a continuous basis by the Distributor. Solely for the purpose of reimbursing the Distributor for activities primarily intended to result in the sale of its shares, each Fund is authorized to spend up to 0.25% of its net assets annually with respect to each class of shares of the Fund in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 promulgated under the 1940 Act. Activities for which the Distributor may be reimbursed include (but are not limited to) the development and implementation of direct mail promotions and advertising for the Funds and the preparation, printing and distribution of prospectuses for the Funds to recipients other than existing shareholders. For the year December 31, 1997, no distribution costs were incurred.

Pursuant to a Shareholder Servicing Plan adopted by the Board of Directors of the Company, the Company may enter into Shareholder Servicing Agreements with financial institutions ("Shareholder Servicing Agents") with respect to Advisor Shares. Shareholder administrative support services will be performed by Shareholder Servicing Agents for their customers who beneficially own Advisor Shares. For the services provided, the Company's Shareholder Servicing Plan permits each Fund to pay fees to Shareholder Servicing Agents at an annual rate of up to 0.25% of the average daily net asset value of Advisor Shares of the Fund for which such Shareholder Servicing Agents provide services for the benefit of customers. Shareholder Servicing Agents will provide their customers with a schedule of any credits, fees or of the terms or conditions that may be applicable to the investments of customers assets in each Fund's Advisor Shares. For the year ended December 31, 1997, no shareholder servicing fees were incurred.

OFFITBANK has voluntarily agreed to limit the expenses ratios for the U.S. Government Securities Fund and Mortgage Securities Fund at 0.50%. In order to maintain this ratio, the Adviser has waived its advisory fee and has also agreed to reimburse the Funds $36,335 and $21,299 respectively.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended December 31, 1997, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), were as follows:

                                                  Purchases           Sales
                                                  ---------           -----
          U.S. Government Securities Fund       $  6,146,143         $2,946,063
          Mortgage Securities Fund                23,354,225          7,947,670

NOTE 5 -- CAPITAL STOCK TRANSACTIONS.

The Company's Articles of Incorporation, permit the Company to issue ten billion shares (par value $0.001). Transactions in shares of common stock for the periods ended December 31, 1997 and December 31, 1996 were as follows:

                         THE OFFITBANK INVESTMENT FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND SELECT SHARES
                      -----------------------------------------------------
                                          PERIOD ENDED
                                       DECEMBER 31, 1997
                      -----------------------------------------------------
                            SHARES                             AMOUNT
                      ----------------                   ------------------

Shares issued.......          391,245                            3,943,065
Shares reinvested...            4,514                               45,655
Shares redeemed.....           (6,827)                             (69,119)
                      ----------------                   ------------------
Net increase........          388,932                            3,919,601
                      ----------------                   ------------------
                      ----------------                   ------------------

                             MORTGAGE SECURITIES FUND SELECT SHARES
                      -----------------------------------------------------
                                          PERIOD ENDED
                                       DECEMBER 31, 1997
                      -----------------------------------------------------
                            SHARES                             AMOUNT
                      ----------------                   ------------------
Shares issued.......        1,647,704                           16,626,836
Shares reinvested...           30,335                              307,847
Shares redeemed.....           (2,458)                             (25,000)
                      ----------------                   ------------------
Net increase........        1,675,581                           16,909,683
                      ----------------                   ------------------
                      ----------------                   ------------------

6.  OTHER MATTERS.   The Mortgage Securities Fund invest in obligations of
foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved in domestic investments. Such risks include fluctuations in foreign exchange rates, ability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

                                        PART C

                                        PART C

                                  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
(a)  FINANCIAL STATEMENTS:
     Included in the Prospectus:
     (1) Financial Highlights for the periods ended December 31, 1994, December 31, 1995 and December 31, 1996 (audited).
     (2) Financial Highlights for the California Municipal Fund for the period ended June 30, 1997 (unaudited).
     (3) Financial Highlights for the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997 (unaudited).

     Included in the Statement of Additional Information:
     (1)  Portfolios of Investments dated December 31, 1996 (audited).*
     (2)  Statements of Assets and Liabilities dated December 31, 1996
          (audited).*
     (3) Statements of Operations for the period ended December 31, 1996 (audited).*
     (4) Statement of Changes in Net Assets for the periods ended December 31, 1995 and December 31, 1996 (audited).*
     (5) Financial Highlights for the periods ended December 31, 1994, December 31, 1995 and December 31, 1996 (audited).*
     (6)  Notes to Financial Statements dated December 31, 1996 (audited).*
     (7) Report of Independent Accountants to Financial Statements for the period ended December 31, 1996.*
     (8) Portfolios of Investments for the California Municipal Fund dated June 30, 1997 (unaudited).**
     (9) Statements of Assets and Liabilities for the California Municipal Fund dated June 30, 1997 (unaudited).**
     (10) Statements of Operations for the California Municipal Fund for the period ended June 30, 1997 (unaudited).**
     (11) Statement of Changes in Net Assets for the California Municipal Fund for the period ended June 30, 1997 (unaudited).**
     (12) Financial Highlights for the California Municipal Fund for the period ended June 30, 1997 (unaudited).**
     (13) Notes to Financial Statements for the California Municipal Fund dated June 30, 1997 (unaudited).**
     (14) Portfolios of Investments for the U.S. Government Securities Fund and Mortgage Securities Fund dated December 31, 1997 (unaudited).
     (15) Statements of Assets and Liabilities for the U.S. Government Securities Fund and Mortgage Securities Fund dated December 31, 1997 (unaudited).
     (16) Statements of Operations for the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997 (unaudited).
     (17) Statement of Changes in Net Assets for the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997 (unaudited).
     (18) Financial Highlights for the U.S. Government Securities Fund and Mortgage Securities Fund for the period ended December 31, 1997 (unaudited).
     (19) Notes to Financial Statements for the U.S. Government Securities Fund and Mortgage Securities Fund dated December 31, 1997 (unaudited).

(b)  EXHIBITS:


     Exhibit
     Number                                  Description
     -------                                 -----------
     1(a)   --      Registrant's Articles of Incorporation.(1)
     1(b)   --      Registrant's Amended and Restated Articles of
                    Incorporation.(3)
     1(c)   --      Registrant's Form of Articles Supplementary.(5)
     1(d)   --      Registrant's Form of Articles Supplementary. (8)
     2(a)   --      Registrant's By-Laws.(1)
     2(b)   --      Registrant's Amended and Restated By-Laws.(3)
     3      --      None.
     4(a)   --      Form of Stock Certificate for shares of Class A stock.(3)
     4(b)   --      Form of Stock Certificate for shares of Class B stock.(5)
     4(c)   --      Form of Stock Certificate for shares of Class C stock.(3)
     4(e)   --      Form of Stock Certificate for shares of Class E stock.(5)
     4(f)   --      Form of Stock Certificate for shares of Class F stock.(5)
     4(g)   --      Form of Stock Certificate for shares of Class G stock.(5)
     4(h)   --      Form of Stock Certificate for shares of Class H stock.(5)
     4(i)   --      Form of Stock Certificate for shares of Class I stock.(8)
     4(j)   --      Form of Stock Certificate for shares of Class J stock.(8)
     4(k)   --      Form of Stock Certificate for shares of Class K stock.(8)
     5(a)   --      Form of Advisory Agreement between Registrant and OFFITBANK with respect to the High Yield, Global Debt and Emerging
                    Markets Funds.(3)
     5(b)   --      Form of Advisory Agreement between the Registrant and
                    OFFITBANK with respect to the Global Convertible, Latin
                    America Equity, National Municipal, California Municipal and
                    New York Municipal Funds.(5)
     5(c)   --      Agreement to Advisory Agreement between the Registrant
                    and OFFITBANK reflecting the change in name of the Latin
                    AmericaEquity, to Latin America Total Return Fund.(6)
     5(d)   --      Form of Advisory Agreement between Registrant and OFFITBANK
                    U.S. Government Securities Fund, OFFITBANK Mortgage
                    Securities Fund and OFFITBANK Total Return Fund.(8)
     6(a)   --      Form of Supplement to the Distribution Agreement between
                    Registrant and OFFIT Funds Distributor, Inc. with respect
                    to the Global Convertible, Latin America Equity, National
                    Municipal, California Municipal and New York Municipal
                    Funds.(5)
     6(b)   --      Amendment to the Distribution Agreement between Registrant and OFFIT Funds Distributor, Inc. reflecting the change in name of the Latin America Equity Fund to Latin America Total
                    Return Fund.(6)
     6(c)   --      Amendment to the Distribution Agreement in connection with the reclassification of existing shares of each Fund as
                    "Select Shares" as of the close of business May 1, 1996, and the creation of Advisor Shares.(7)
     6(d)   --      Form of Distribution Agreement between Registrant and OFFIT
                    Funds Distributor, Inc.(8)
     7      --      None.
     8(a)   --      Form of Custodian Agreement between Registrant and The Chase
                    Manhattan Bank, N.A. (the "Custodian") with respect to the
                    High Yield, Global Debt and Emerging Markets Funds.(3)
     8(b)   --      Form of Custodian Agreement between Registrant and the
                    Custodian with respect to the Global Convertible, Latin
                    America Equity, National Municipal, California Municipal and
                    New York Municipal Funds.(5)
     8(c)   --      Form of Custodian Agreement between Registrant and The Bank of New York. (9)
     8(d)   --      Form of Amendment to the Custodian Agreement between
                    Registrant and The Bank of New York with respect to the Emerging Markets Fund. (10)

     9(a)   --      Form of Shareholder Servicing Agreement between the
                    Registrant and Shareholder Servicing Agents.(7)
     9(b)   --      Form of Fund Administration Agreement between Registrant and
                    BISYS Fund Services.(8)
     9(c)   --      Form of Transfer Agency Agreement between Registrant and
                    BISYS Fund Services.(8)
     9(d)   --      Form of Fund Accounting Agreement between Registrant and
                    BISYS Fund Services.(8)
     10     --      Opinion and Consent of Piper & Marbury.(3)
     11(a)  --      Consent of Price Waterhouse LLP, filed herewith.
     11(b)  --      Powers of Attorney for Messrs. Landau and Morton.(2)
     12     --      None.
     13(a)  --      Form of Share Purchase Agreement between Registrant and
                    Furman Selz Incorporated with respect to the High Yield,
                    Global Debt and
                    Emerging Markets Funds.(3)
     13(b)  --      Form of Share Purchase Agreement between Registrant and
                    Furman Selz Incorporated with respect to the Global
                    Convertible, Latin America Equity, National Municipal,
                    California Municipal and New York Municipal Funds.(5)
     13(c)  --      Form of Share Purchase Agreement between the Registrant and
                    OFFIT Funds Distributor with respect to U.S. Government
                    Securities Fund, Mortgage Securities Fund and Total Return
                    Fund.(8)
     14     --      None.
     15(a)  --      Form of Plan Distribution.(2)
     15(b)  --      Amendment to Plan of Distribution.(7)
     16(a)  --      Schedule of computation for the High Yield, Emerging Markets and New York Municipal Funds.(6)
     16(b)  --      Schedule of computation for the Latin America Total Return
                    Fund.(9)
     16(c)  --      Schedule of computation for the California Municipal Fund.
                    (10)
     16(d)  --      Schedule of computation for the U.S. Government Securities
                    Fund and Mortgage Securities Fund, filed herewith.
     18     --      Form of Amended Multiclass Plan Pursuant to Rule 18f-3.(7)
     27     --      Financial Data Schedules, filed herewith.
----------
* Incorporated in the Statement of Additional Information by reference to the Registrant's Annual Report filed with the Securities and Exchange Commission on March 3,1997.
** Incorporated in the Statement of Additional Information by reference to the Registrant's Semi-Annual Report filed with the Securities and Exchange Commission on June 30,1997.
(1) Exhibit is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, filed October 8, 1993, Registration Nos. 33-70116 and 811-8036 (the "Registration Statement").
(2) Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 1, filed November 24, 1993 to the Registration Statement.
(3) Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 2, filed January 31 1994, to the Registration Statement.
(4) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 2, filed on August 26, 1994, to the Registration Statement.
(5) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 3, filed on November 25, 1994, to the Registration Statement.
(6) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 6, filed on February 29, 1996, to the Registration Statement.
(7) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 7, filed on April 27, 1996, to the Registration Statement.
(8) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 10, filed on February 14, 1997.

(9) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 11, filed on April 30, 1997.
(10) Exhibit is incorporated herein by reference to Post-Effective Amendment No. 12, filed on August 29, 1997.
(11) To be filed by subsequent amendment.



ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT.
             None.


ITEM 26.    NUMBER OF HOLDERS OF SECURITIES.



                                                                 Number of Record Holders
                    Title of Class                               at January 5, 1998
                    --------------                               ------------------
Select Shares of OFFITBANK High Yield Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .       1195
Advisor Shares of OFFITBANK High Yield Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK Emerging Markets Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .        272
Advisor Shares of OFFITBANK Emerging Markets Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK Investment Grade Global Debt Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          1
Advisor Shares of OFFITBANK Investment Grade Global Debt Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK Latin America Equity Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .        137
Advisor of OFFITBANK Latin America Equity Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          1
Select Shares of OFFITBANK Global Convertible Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          1
Advisor Shares of OFFITBANK Global Convertible Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK National Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          3
Advisor Shares of OFFITBANK National Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK California Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          9
Advisor Shares of OFFITBANK California Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK New York Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .         71


                                       C-4

Advisor Shares of OFFITBANK New York Municipal Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK Mortgage Securities Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .         31
Advisor Shares of OFFITBANK Mortgage Securities Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0
Select Shares of OFFITBANK U.S. Government Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .         17
Advisor Shares of OFFITBANK U.S. Government Fund,
     par value $.001 per share . . . . . . . . . . . . . . . . .          0




ITEM 27.  INDEMNIFICATION.

          Reference is made to Article VII of Registrant's Articles of Incorporation (Exhibit 1 hereto), Article IV of Registrant's By-Laws (Exhibit 2 hereto) and Paragraph 4 of the Form of Distribution Agreement between Registrant and OFFIT Funds Distributor, Inc. (Exhibit 6(e) hereto).

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Adviser provides a wide range of asset management services to individuals, institutions and retirement benefit plans.
          To the knowledge of Registrant, none of the Directors or executive officers of the Adviser except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.



                                                                                Principal Occupation
                                                                                 or Other Employment
                                                                                  of a Substantial
                                            Position with                         Nature During the
     Name                                     Offitbank                             Past Two Years
     ----                                     ---------                             --------------
H. Furlong Baldwin                            Director                         Chairman of the Board,
Mercantile Bankshares Inc.                                                     Mercantile Bankshares
Two Hopkins Plaza
Baltimore, MD  21201

Marchese Alessandro di Montezemolo            Director                         Private Investor
P.O. Box  5057
New York, New York  11969

David I. Margolis                             Director                         Chairman and Chief
147 East 48th Street                                                           Executive Officer,
New York, New York  10017                                                      Coltec Industries, Inc.

Harvey M. Meyerhoff                           Director                         Chairman of the Board,
Magna Holdings, Inc.                                                           Magna Holdings, Inc.
25 South Charles Street
Suite 2100
Baltimore, MD  21201

Morris W. Offit, C.F.A.                       Director                         Chairman of the Board
OFFITBANK                                                                      OFFITBANK
520 Madison Avenue
New York, New York  10022

Dr. George Randolph Packard                   Director                         Professor, The Paul H.
4425 Garfield Street, N.W.                                                     Nitze School of Advanced
Washington, D.C. 20007                                                         International Studies,
                                                                               Johns Hopkins University

Edward V. ("Ned") Regan                       Director                         President
The Jerome Levy Economics                                                      The Jerome Levy Economics
Institute of Bard College                                                      Institute of Bard
31 West 52nd Street, 17th Street                                               College
New York, New York  10019
B. Lance Sauerteig, Esq.                      Director                         President, First Spring
130 Edgehill Road                                                              Corporation
New Haven, CT  06511

Ricardo Steinbruch                            Director                         Private Investor
Grupo Vicuhna
Rua Itacolomi 412, Higienopolis
Sao Paulo, S.P. 01239-020
Brazil


ITEM 29. PRINCIPAL UNDERWRITER.
     (a)  Not applicable.
     (b) The information required by Item 29(b) with respect to each director, officer or partner of OFFIT Funds Distributor, Inc. is incorporated by reference to Schedule A on Form BD filed by OFFIT Funds Distributor, Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-46960)



                                                                                     Positions and
Name and Principal                      Positions and Offices                        Offices with
Business Address                        with Underwriter                             Registrant
----------------                        ----------------                             ----------
Lynn J. Mangum                          Chairman/CEO                                    None
150 Clove Road
Little Falls, NJ  07424

Robert J. McMullan                      Executive Vice President/                       None
150 Clove Road                          Treasurer
Little Falls, NJ  07424

J. David Huber                          President                                       None
3435 Stelzer Road
Columbus, Ohio  43219

Kevin J. Dell                           Vice President/ General                         None
150 Clove Road                          Counsel/Secretary
Little Falls, NJ  07424

Mark J. Rybarczyk                       Senior Vice President                           None
11 Greenway Plaza
Suite 300
Houston, TX  77046

Dennis Sheehan                          Senior Vice President                           None
150 Clove Road
Little Falls, NJ  07424

William Tomko                           Senior Vice President                           None
3435 Stelzer Road
Columbus, Ohio  43219

George Martinez                         Senior Vice President                           None
3435 Stelzer Road
Columbus, Ohio  43219

Dale Smith                              Vice President                                  None
3435 Stelzer Road
Columbus, Ohio  43219

Michael Burns                           Vice President                                  None
3435 Stelzer Road
Columbus, Ohio  43219

Bruce Treff                             Assistant Secretary                             None
3435 Stelzer Road
Columbus, Ohio  43219

Annamaria Porcaro                       Assistant Secretary                             None
150 Clove Road
Little Falls, NJ  07424



     (c)                                    Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of:


          (1)  The OFFITBANK Investment Fund, Inc.
               3435 Stelzer Road
               Columbus, Ohio  43219
               (records relating to the Company)

          (2)  OFFITBANK
               520 Madison Avenue
               New York, New York  10022
               (advisory records)

          (3)  OFFIT Funds Distributor, Inc.
               3435 Stelzer Road
               Columbus, Ohio  43219
               (records of principal underwriter)



ITEM 31.  MANAGEMENT SERVICES.
          Not applicable.


ITEM 32.  UNDERTAKINGS.

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in conjunction with such meeting, to assist in communications with other shareholders in this regard, as provided under Section
16(c) of the 1940 Act.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

          (c) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be audited, within four to six months from the start of operations of the Total Return Fund, Global Debt Fund, Global Convertible Fund and the National Municipal Fund.

     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of January, 1998.


                                        THE OFFITBANK INVESTMENT FUND, INC.

                                        By:  /s/ Morris W. Offit
                                             ----------------------------------
                                             Morris W. Offit, President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 29th day of January, 1998.


SIGNATURE                                    TITLE
---------                                    -----


Morris W. Offit *                            Director, Chairman of
------------------------------               the Board and President
Morris W. Offit
(Principal Executive Director)

Edward J. Landau *                           Director
------------------------------
Edward J. Landau

The Very Reverend James Parks Morton *       Director
--------------------------------------
The Very Reverend James Parks Morton

/s/ Wallace Mathai-Davis                     Treasurer and Secretary
------------------------------
Wallace Mathai-Davis


/s/ Morris W. Offit
------------------------------
Attorney-in-fact
THE OFFITBANK INVESTMENT FUND, INC.

----------------------------------------
* Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 dated November 24, 1993.

                                  INDEX TO EXHIBITS



Exhibit                       Sequentially
Number                        Description of Exhibit
------                        ----------------------



11(a)                         Consent of Price Waterhouse, LLP.
16(d)                         Schedule of Computation for U.S. Government
                              Securities Fund and Mortgage Securities Fund.
27                            Financial Data Schedules.